Filed pursuant to Rule 497(e)
File Nos. 333-148624 and 811-22167
ALLIANZ FUNDS MULTI-STRATEGY TRUST
Supplement Dated January 3, 2013 to the
Statutory Prospectuses for Administrative Class, Institutional Class and Class A, Class B, Class C, Class D,
Class P and Class R Shares of Allianz Funds Multi-Strategy Trust,
Dated April 2, 2012 (as revised June 1, 2012) (as supplemented thereafter)
Disclosure Relating to Allianz AGIC Global Managed Volatility Fund
Within the Fund Summary relating to Allianz AGIC Global Managed Volatility Fund, the subsection entitled “Management of the Fund — Portfolio Managers” is hereby restated in its entirety as follows:
Kunal Ghosh, Portfolio Manager at AGI U.S. (previously a Senior Vice President and Head of the Systematic Investment Team at AGIC), has managed the Fund since 2011.
Mark P. Roemer, Portfolio Manager at AGI U.S. (previously a Senior Vice President of AGIC), has managed the Fund since January 2013.
Steven Tael, Ph.D., CFA, Portfolio Manager at AGI U.S. (previously a Vice President of AGIC), has managed the Fund since 2013.
The information relating to Allianz AGIC Global Volatility Fund contained in the table under “Management of the Funds — Sub-Advisers — AGI U.S.” in the Prospectus is deleted and replaced with the following:

	Portfolio
Allianz Fund	Managers	Since	Recent Professional Experience
AGIC Global Managed Volatility Fund	Kunal Ghosh	2011	Portfolio Manager at AGI U.S. Formerly, Senior Vice President and Portfolio Manager at AGIC and head of the Systematic Investment Team. Prior to joining AGIC’s predecessor affiliate in 2006, Mr. Ghosh was a research associate and then portfolio manager for Barclays Global Investors, and a quantitative analyst for the Cayuga Hedge Fund. Mr. Ghosh has over 9 years of relevant experience.

	Mark P. Roemer	2013	Portfolio Manager at AGI U.S. Formerly, Senior Vice President and Portfolio Manager at AGIC and a member of the Systematic Investment Team. Prior to joining AGIC via a predecessor affiliate in 2001, he was a principal and U.S. equity product manager with Barclays Global Investors. Previously he was with Kleinwort Benson Investment Management of London. Mr. Roemer earned his Master’s degree in finance from the London Business School, his M.S. from Stanford University in their joint master’s program between the College of

	Portfolio
Allianz Fund	Managers	Since	Recent Professional Experience
			Engineering and Stanford Business School and his B.S. from Virginia Tech.

	Steven Tael, PhD, CFA	2013	Portfolio Manager at AGI U.S., Formerly, Vice President and Portfolio Manager at AGIC and a member of the Systematic Investment team. Prior to joining AGIC’s predecessor affiliate in 2005, Dr. Tael was a research analyst for eight years at Mellon Capital Management. Prior to that, he was an Advisory Systems Engineer for Bank of America, where he codeveloped a global portfolio risk reporting system. He also was Director of Information Technologies at AffiniCorp USA.
Please retain this Supplement for future reference.

Filed pursuant to Rule 497(e)
File Nos. 333-148624 and 811-22167
ALLIANZ FUNDS MULTI-STRATEGY TRUST
Supplement Dated January 3, 2013 to the
Statement of Additional Information dated October 3, 2012 (as revised December 3, 2012)
Disclosure Relating to Allianz AGIC Global Managed Volatility Fund
The subsection captioned “AGI U.S.” in the section titled “Portfolio Manager Compensation, Other Accounts Managed, Conflicts of Interest and Corporate Culture” under “Management of the Trust” is revised to indicate that Steven Tael has been added as a portfolio manager of the Allianz AGIC Global Managed Volatility Fund. Information regarding other accounts managed by Mr. Tael, as well as his ownership of securities of the AGIC Global Managed Volatility Fund, each as of November 30, 2012, is provided below.
     Other Accounts Managed

	Other Pooled Investment				Other Registered
	Vehicles		Other Accounts		Investment Companies
Portfolio Manager	#	AUM ($ million)	#	AUM ($ million)	#	AUM ($ million)
Steven Tael, PhD, CFA	4	212.8	1	3.3	0	0
     Accounts and Assets for which Advisory Fee is Based on Performance

	Other Pooled Investment				Other Registered
	Vehicles		Other Accounts		Investment Companies
Portfolio Manager	#	AUM ($ million)	#	AUM ($ million)	#	AUM ($ million)
Steven Tael, PhD, CFA	0	0	0	0	0	0

Securities Ownership
AGIC Global Managed Volatility Fund	Dollar Range of Equity Securities
Steven Tael, PhD, CFA	None
Please retain this Supplement for future reference.